Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 201	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	25-1324733
Plan number	201
Participant loan, current value	$ 1,624,827
Total	$ 103,765,297
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Maturity Period	6 months
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Maturity Period	10 years
Participant loan, interest rate	9.50%
Third Party Issuer
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	$ 100,365,406
L.B. Foster Company
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,775,064
Investment, Identifier [Axis]: AS SPL Small Cap Value - Class R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	469,642
Investment, Identifier [Axis]: Fidelity Investments | 500 Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	14,681,154
Investment, Identifier [Axis]: Fidelity Investments | Balanced Fund – Class K6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	3,419,180
Investment, Identifier [Axis]: Fidelity Investments | Capital Appreciation Fund – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,711,221
Investment, Identifier [Axis]: Fidelity Investments | Contrafund – Class K6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	4,207,569
Investment, Identifier [Axis]: Fidelity Investments | Emerging Markets Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	633,321
Investment, Identifier [Axis]: Fidelity Investments | Extended Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,000,715
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2010 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	36,515
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2015 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	18,683
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2020 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,266,895
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2025 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	3,499,605
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2030 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	10,309,828
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2035 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	5,802,431
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2040 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	7,204,651
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2045 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	6,621,151
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2050 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	4,835,525
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2055 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	3,284,172
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2060 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,691,536
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2065 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	893,155
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2070 – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	18,654
Investment, Identifier [Axis]: Fidelity Investments | Freedom Retirement Fund – Class K | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	5,430
Investment, Identifier [Axis]: Fidelity Investments | Government Income Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	503,337
Investment, Identifier [Axis]: Fidelity Investments | Government Money Market Fund - Class K6| Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	2,204,001
Investment, Identifier [Axis]: Fidelity Investments | International Discovery Fund – Class K6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,928,294
Investment, Identifier [Axis]: Fidelity Investments | International Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	2,247,731
Investment, Identifier [Axis]: Fidelity Investments | Low Price Stock Fund – Class K6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,887,339
Investment, Identifier [Axis]: Fidelity Investments | Managed Income Portfolio Fund – Class 2 | Stable value collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,096,158
Investment, Identifier [Axis]: Fidelity Investments | Small Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	489,502
Investment, Identifier [Axis]: Fidelity Investments | Total Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	2,339,065
Investment, Identifier [Axis]: Fidelity Investments | U.S. Bond Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,207,190
Investment, Identifier [Axis]: GQG Partners Emerging Markets Equity - Class R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	347,877
Investment, Identifier [Axis]: Glenmede Small Cap EQ IS Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	904,489
Investment, Identifier [Axis]: Janus Henderson Triton Fund – Class N | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	842,105
Investment, Identifier [Axis]: L.B. Foster Company | Money Market Account | Stock Purchase Account
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	3,138
Investment, Identifier [Axis]: L.B. Foster Company | Stock Fund | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	1,771,926
Investment, Identifier [Axis]: MFS Value Fund – Class R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	2,465,912
Investment, Identifier [Axis]: PGIM Jennison Mid-Cap Growth Fund – Class R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	625,950
Investment, Identifier [Axis]: PIMCO Real Return Fund Institutional Class | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	454,354
Investment, Identifier [Axis]: Self Directed Brokerage Accounts | Various
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	5,610,560
Investment, Identifier [Axis]: Touchstone Large Cap Focused Fund – Class A | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Market Value	$ 3,600,509